                                                           Prospectus Supplement

The Universal Institutional Funds, Inc.


Supplement dated January 31, 2002 to Prospectus dated May 1, 2001 of:

Emerging Markets Equity Portfolio
---------------------------------

The Prospectus is hereby amended and supplemented to reflect changes in the management of the Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc. The Adviser's Emerging Markets Equity Team now manages the Emerging Markets Equity Portfolio.

Accordingly, the section of the Prospectus titled "Portfolio Managers" is hereby replaced by the following:

The Portfolio's assets are managed by the Emerging Markets Equity Team. Current members of the team include Narayan Ramachandran, Managing Director, Ruchir Sharma, Executive Director, Ashutosh Sinha, Executive Director, and Michael Perl, Executive Director.





Please retain this supplement for future reference

                                                           Prospectus Supplement

The Universal Institutional Funds, Inc.


Supplement dated January 31, 2002 to Prospectus dated May 1, 2001 of:

Latin American Portfolio
------------------------

The Prospectus is hereby amended and supplemented to reflect changes in the management of the Latin American Portfolio of The Universal Institutional Funds, Inc. The Adviser's Emerging Markets Equity Team now manages the Latin American Portfolio.

Accordingly, the section of the Prospectus titled "Portfolio Managers" is hereby replaced by the following:

The Portfolio's assets are managed by the Emerging Markets Equity Team. Current members of the team include Michael Perl, Executive Director, Ana Christina Piedrahita, Vice President, and Narayan Ramachandran, Managing Director.





Please retain this supplement for future reference